Legal Proceedings	12 Months Ended
Dec. 31, 2013
Legal Proceedings

16. Legal Proceedings

From time to time, the Company could be subject to claims arising in the ordinary course of business or be a defendant in lawsuits. While the outcome of such claims or other proceedings cannot be predicted with certainty, the Company’s management expects that any such liabilities, to the extent not provided for by insurance or otherwise, would not have a material effect on the Company’s financial condition, results of operations or cash flows.